Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Principal Subsidiaries and VIEs

As of December 31, 2019, the Company’s principal subsidiaries and VIEs are as follows:

Name of subsidiaries and VIEs	Date of establishment/acquisition	Place of incorporation	Percentage of direct or indirect ownership	Principle activities
Subsidiaries of the Company:
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)	Established on June 27, 2018	Hong Kong	100.00%	Investment holding
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)	Established on December 23, 2011	PRC	100.00%	Product sales and services
Jianyikang Health Technology (Shanghai) Co., Limited	Established on May 21, 2018	PRC	100.00%	Product sales
Ecmoho (Hong Kong) Limited	Established on April 1, 2015	Hong Kong	100.00%	Product sales and services
Import It Corp.	Established on September 4, 2012	BVI	100.00%	Product sales and services
Shanghai Tonggou Information Technology Co., Limited	Established on May 20, 2013	PRC	100.00%	Product sales and services
Yijiasancan (Shanghai) E-commerce Co., Ltd.	Established on August 21, 2013	PRC	100.00%	Product sales and services
Shanghai Hengshoutang Health Technology Co., Limited	Established on April 11, 2016	PRC	70.00%	Product sales
Qinghai Hengshoutang Plateau Medicine Co., Limited	Acquired on March 21, 2017	PRC	70.00%	Product sales
Shanghai Jieshi Technology Co., Limited	Acquired on December 16, 2016	PRC	100.00%	Product sales
Shanghai ECMOHO Health Technology Co., Limited	Established on May 5, 2015	PRC	100.00%	Product sales
Hangzhou Duoduo Supply Chain Management Co., Limited	Acquired on April 25, 2017	PRC	100.00%	Bonded area warehousing
ECMOHO Co., Ltd. (Korea)	Established on August 27, 2018	Korea	100.00%	Product sales
Yi Ling (Shanghai) Information Technology Co., Limited	Established on August 30, 2018	PRC	100.00%	Intercompany services
Xianggui (Shanghai) Biotechnology Co., Ltd.	Established on September 28, 2018	PRC	60.00%	Product sales and services
Shanghai Yuyun Information Technology Co., Ltd.	Established on October 15, 2018	PRC	100.00%	Startup
Yipinda (Shanghai) Health Technology Co., Ltd.	Established on February 27, 2019	PRC	100.00%	Product sales
ECMOHO Co., Ltd. (Japan)	Established on July 15, 2016	Japan	100.00%	Inactive
Variable Interest Entity (“VIE”):
Shanghai Yibo Medical Device Co., Ltd (“Yibo or Yibo VIE”)*	Established on April 21, 2017	PRC	100.00%	Operates the Company’s own online e-commerce platform
Yang Infinity (Shanghai) Biotechnology Co., Limited (“Yang or Yang VIE”)	Established on November 15, 2018	PRC	60.00%	Product sales
Subsidiary of Variable Interest Entity (“VIE subsidiary”):
Yinchuan Xianggui Internet Hospital Co., Ltd	Established on May 17, 2019	PRC	60.00%	Product sales

Summary of Assets, Liabilities, Results of Operations and Cash Flows of VIEs and its Subsidiary

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiary, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and VIE subsidiary are eliminated in the balances presented below:

	As of December 31,
	2018	2019
	US$	US$
Assets
Current assets
Cash and cash equivalents	11,092	61,456
Amount due from subsidiaries of the Company	21,856	720,588
Inventory	—	6,608
Prepayments and other current assets	1,899	—
Total current assets	34,847	788,652
Total assets	34,847	788,652
Liabilities
Current liabilities
Salary and welfare payable	39,585	21,695
Accounts payable	—	26,485
Advance from customers	—	1,816
Tax payable	1,848	1,010
Amount due to subsidiaries of the Company	399,735	105,342
Accrued liabilities and other current liabilities	8,781	7,238
Total current liabilities	449,949	163,586
Total liabilities	449,949	163,586

	Year Ended December 31,
	2018	2019
	US$	US$
Net revenues	21,384	29,122
Net losses	(430,519)	(544,953)

	Year Ended December 31,
	2018	2019
	US$	US$
Net cash provided by/(used in) operating activities	11,092	(434,616)
Net cash provided by financing activities	—	484,980
Net increase in cash and cash equivalents	11,092	50,364